SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] ¥ / shares in Units, ¥ in Thousands, $ in Thousands	Apr. 18, 2023 JPY (¥)	Apr. 04, 2023 JPY (¥) ¥ / shares shares	Mar. 28, 2023 USD ($) shares
Subsequent Event [Line Items]
Paid off certain loans | ¥	¥ 600,000
Loss on disposition of mining machine business | ¥	¥ 6,742
Non-refundable monthly retainer fee | $			$ 20,000
Warrants to purchase common stock | shares		131,200	45,000
Proceeds from initial public offering | ¥		¥ 13,600
Percentage for warrants to purchase common stock		7.00%
Warrants exercise price | ¥ / shares		¥ 10.00
IPO [Member]
Subsequent Event [Line Items]
Number of offered common stock | shares		1,875,000
Share issued price per shares | ¥ / shares		¥ 8.00
IPO [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of offered common stock | shares		18,750